Fair Value Measurements and Financial Instruments	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments	Fair Value Measurements and Financial Instruments
The following tables provide the fair value measurement hierarchy of the Company’s assets and liabilities:

As of June 30, 2022	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
$8.63 Warrants liability	$3,962	$-	$-
PIPE Warrant liability	-	-	952
Liberty Warrants liability	-	-	15,377
Total Warrant Liabilities	$3,962	$-	$16,329
Earnout liability	$-	$-	$3,111

As of December 31, 2021	Fair value measurement using
Financial instruments	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Columbia Warrant	$-	$-	$143,237

Liabilities for which fair values are disclosed
Cantor Loan	$-	$-	$7,522
Notes	-	180,356	-
Promissory notes	-	40,925	-
The following methods and assumptions were used to estimate the fair values:
•The carrying values of cash and cash equivalents, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other liabilities are considered to approximate their fair values due to the short term nature of these items.
•The fair values of the PIPE Warrant, the Liberty Warrants, and the Columbia Warrant have been estimated using the Black-Scholes model.
•The fair values of the Earnout liabilities have been estimated using the Monte Carlo model.

•The fair values of FPA and CF V warrants were determined using the quoted prices in the active warrant market.
•The carrying value of operating lease liabilities is calculated as the present value of lease payments, discounted at its incremental borrowing rate at the lease commencement date. The Company considers that the incremental borrowing rate remained unchanged, therefore the carrying amount of operating lease liabilities approximates its fair value.
•The fair value of the Cantor Loan was determined by using the “with” method. At each measurement date, the Company valued the loan with the make-whole premium. The difference between the aggregate fair value of the Cantor Loan and the unpaid principal balance at was $22 at December 31, 2021.

•The fair value of the notes debt is determined by using the “with” and “without” method. As of each measurement date, the Company first valued the Notes with the conversion options in certain scenarios (the “with” scenario) and subsequently valued the Notes without the conversion options (the “without” scenario). The difference between the fair values of the notes in the “with” and “without” was de minimis at each measurement date.
Changes in the fair value of Level 3 liabilities during the six months ended June 30, 2022 and 2021 were as follows:

	Liberty Warrants	PIPE Warrant	Columbia Warrant	Sponsor Earnout	Forfeiture Earnout	Cantor Loan
At January 1, 2021	$-	$-	$-	$-	$-	$-
Issues	-	-	161,223	-	-	-
Remeasurement (gain)/loss(1)	-	-	(32,765)	-	-	-
At June 30, 2021	$-	$-	$128,458	$-	$-	$-

At January 1, 2022	$-	$-	$143,237	$-	$-	$7,522
Issues	30,853	1,312		8,022	6,135	-
Remeasurement (gain)/loss(1)	(15,476)	(360)	(18,635)	(4,911)	(5,130)	489
Write-off of deferred costs	-	-	203	-		-
Settlements (2)	-	-	(124,805)	-	(1,005)	(8,011)
At June 30, 2022	$15,377	$952	$-	$3,111	$-	$-
(1)Recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the six months ended June 30, 2022 and 2021, respectively.
(2)These liabilities were settled in connection with the Merger. See Note 4 (Recapitalization Transaction).

There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2022.